CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                           CONSECO INTERNATIONAL FUND
                                 CONSECO 20 FUND

               Supplement Dated December 1, 1998 to the Prospectus
                for Class A, B and C Shares dated August 4, 1998

THE FOLLOWING LANGUAGE IS ADDED TO THE SECTION UNDER "ALTERNATIVE PRICING ARRANGEMENTS" ON PAGE 26 WHICH ADDRESSES WAIVERS OF THE CLASS A SALES CHARGE:

ALTERNATIVE PRICING ARRANGEMENTS

WAIVER OF CLASS A INITIAL SALES CHARGE

o by an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

THE FOLLOWING LANGUAGE IS ADDED TO THE SECTION UNDER "ALTERNATIVE PRICING ARRANGEMENTS" ON PAGE 28 WHICH ADDRESSES WAIVERS OF THE CLASS B AND C SALES
CHARGES:


WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE FOR CLASS B AND CLASS C

o redemptions from an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;





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                               CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                           CONSECO INTERNATIONAL FUND
                                 CONSECO 20 FUND

               Supplement Dated December 1, 1998 to the Prospectus
                     for Class Y Shares dated August 4, 1998


THE SIXTH PARAGRAPH IN THE SECTION "PURCHASE AND REDEMPTION OF SHARES - HOW TO BUY SHARES" ON PAGE 21 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

      Your initial purchase amount must be at least $500,000. However, the minimum may be waived at the discretion of a Fund's officers. Each Fund and the Distributor or Transfer Agent reserves the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.